Stockholders' Equity (Deficit) (Tables)	24 Months Ended
Oct. 31, 2012
Accumulated Other Comprehensive Loss

Accumulated other comprehensive loss consists of the following as of October 31:

(in millions)	2012	2011	2010
Defined benefit plans	$(2,302)	$(2,045)	$(1,316)
Foreign currency translation adjustments	(23)	101	120

Accumulated other comprehensive loss	$(2,325)	$(1,944)	$(1,196)